Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	120,652,683
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36203
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3